Schedule of Revenue from Continuing Operations (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Total revenues	$ 778,000		$ 747,000	$ 43,000
MALAYSIA
Total revenues			747,000
Future NRG Sdn. Bhd. [Member]
Total revenues	$ 183,976	$ 203,630	854,337	871,741
Future NRG Sdn. Bhd. [Member] | MALAYSIA
Total revenues			854,337	871,741
Future NRG Sdn. Bhd. [Member] | Clinic Waste Generator Services [Member]
Total revenues			640,321	671,032
Future NRG Sdn. Bhd. [Member] | Clinic Waste Logistics Services [Member]
Total revenues			209,915	196,179
Future NRG Sdn. Bhd. [Member] | Other Revenue For Services [Member]
Total revenues			$ 4,101	$ 4,530